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UBS MoneyMarket Fund

Semiannual Report

August 31, 2002

UBS MoneyMarket Fund

                                                                October 15, 2002

UBS MoneyMarket Fund

DEAR SHAREHOLDER,

We present you with the semiannual report for the UBS Money Market Fund for the six-month period ended August 31, 2002.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q. CAN YOU EXPLAIN THE ECONOMIC AND MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

A. In the Fund's annual report to shareholders for the one-year period that ended February 28, 2002, we explained that in the aftermath of the September 11th terrorist attacks, the potential for a rapid economic recovery was unlikely. The Federal Reserve Board (the "Fed") had moved quickly to stabilize the economy and add liquidity to the financial system. All told, from September 2001 through December 2001, the Fed cut rates five times and, by the end of the year, the Federal Funds rate (the rate U.S. banks charge each other for overnight loans) was 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, gross domestic product ("GDP") rose a surprising 2.7% during the fourth quarter of 2001.

   As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted, as the GDP accelerated to a 5.0% growth rate during the first quarter of 2002. However, that uptick proved to be short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock market's decline and corporate accounting scandals all took their toll. The end result: second quarter 2002 GDP growth was a less-than-expected 1.1%. As the reporting period ended, the Federal Funds rate remained at 1.75% as the Fed waited for clearer signs on the direction of the economy.


--------------------------------------------------------------------------------
UBS MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER:

Susan P. Ryan
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

July 1, 1991 (Class A)
September 26, 1986 (Class B)
July 14, 1992 (Class C)

DIVIDEND PAYMENTS:

Monthly

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UBS Global Asset Management                                                    1

UBS MoneyMarket Fund


Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO?

A. Given the prevailing interest rate environment and volatility in the corporate credit markets, our emphasis for the portfolio was high credit quality, liquidity, and preservation of capital. This was accomplished by emphasizing high-quality Treasury and Agency securities. We also maintained a weighted average maturity that was shorter than the average of its peers, which served to ensure adequate liquidity.

Q. WERE THESE STRATEGIES SUCCESSFUL?

A. Collectively, these strategies helped us to achieve our multiple goals for the Fund and avoid the high profile problems that plagued the corporate credit markets.

Q. WHAT IS YOUR ECONOMIC OUTLOOK, AND HOW DO YOU ANTICIPATE POSITIONING THE FUND'S PORTFOLIO?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting


PORTFOLIO REVIEW

7-DAY YIELD*                            8/31/02                       2/28/02
--------------------------------------------------------------------------------
Class A Shares                             0.65%                         0.72%
--------------------------------------------------------------------------------
Class B Shares                             0.16%                         0.10%
--------------------------------------------------------------------------------
Class C Shares                             0.17%                         0.10%
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS

CHARACTERISTICS                         8/31/02                       2/28/02
--------------------------------------------------------------------------------
Weighted Average Maturity               32 days                       40 days
--------------------------------------------------------------------------------
Average Credit Quality               First Tier                    First Tier
--------------------------------------------------------------------------------
Net Assets (mm)                           $71.9                         $63.9
--------------------------------------------------------------------------------


SECTOR ALLOCATION**                      8/31/02                       2/28/02
--------------------------------------------------------------------------------
U.S. Government & Agency                   62.3%                         82.8%
--------------------------------------------------------------------------------
Commercial Paper                           27.0                          10.7
--------------------------------------------------------------------------------
Money Market Funds                          6.4                           7.2
--------------------------------------------------------------------------------
Repurchase Agreement                        4.8                           0.1
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets      -0.5                          -0.8
--------------------------------------------------------------------------------
Total                                     100.0%                        100.0%
--------------------------------------------------------------------------------

 * Yields will fluctuate.

** Weightings represent percentages of net assets as of the dates indicated. The
   Fund's portfolio is actively managed, and its composition will vary over time.

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2                                                 UBS Global Asset Management

UBS MoneyMarket Fund


   of the stock market bubble, a weak job market, high levels of consumer debt, and the potential for war with Iraq, we do not believe that consumers alone will have the ability to sustain a high level of growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Finally, the manufacturing sector, which appeared to be strengthening, also took a step backwards in August.

   While we don't think the economy will fall back into a recession, the risk exists. As such, if the Fed does choose to intervene, we believe it will be to lower rather than to raise interest rates. However, we are of the opinion that the Fed will continue to remain on hold for the time being.

   In terms of our strategy for the Fund, credit quality and liquidity will continue to be paramount, and we expect to allocate a large portion of the portfolio to Treasuries and Agencies. We also anticipate keeping a shorter weighted average maturity (versus the benchmark) to maintain liquidity.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS Funds*, please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,


/s/ Brian M. Storms                      /s/ Susan P. Ryan

Brian M. Storms                          Susan P. Ryan
PRESIDENT                                PORTFOLIO MANAGER
UBS Money Market Fund                    UBS Money Market Fund
PRESIDENT AND CHIEF EXECUTIVE OFFICER    EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.    UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended August 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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UBS Global Asset Management                                                    3

UBS MoneyMarket Fund

Statement of Net Assets-- August 31, 2002 (unaudited)


 PRINCIPAL
  AMOUNT                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS@--62.31%
--------------------------------------------------------------------------------
$10,000  U.S. Treasury Bills                  09/05/02 to  1.645 to
                                              09/19/02     1.650%    $ 9,994,961
--------------------------------------------------------------------------------
  4,000  Federal Home Loan Mortgage Corp.     12/05/02 to  1.920 to
                                              12/30/02     2.130       3,975,958
--------------------------------------------------------------------------------
 15,886  Federal National Mortgage
         Association                          10/09/02 to  1.650 to
                                              12/11/02     1.800      15,839,852
--------------------------------------------------------------------------------
 15,000  Tennesee Valley Authority            09/19/02     1.670      14,987,475
--------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations
  (cost--$44,798,246)                                                 44,798,246
--------------------------------------------------------------------------------
COMMERCIAL PAPER@--27.05%
--------------------------------------------------------------------------------
ASSET BACKED-BANKING--3.28%
  2,364  Stellar Funding Group, Inc.          10/08/02     1.800       2,359,627
--------------------------------------------------------------------------------
ASSET BACKED-FINANCE--2.78%
  2,000  CC (USA), Inc.                       10/30/02     1.770       1,994,198
--------------------------------------------------------------------------------
ASSET BACKED-MISCELLANEOUS--9.48%
  2,000  Falcon Asset Securitization Corp.    09/10/02     1.750       1,999,125
--------------------------------------------------------------------------------
  1,752  Giro Multi-Funding Corp.             09/06/02     1.900       1,751,538
--------------------------------------------------------------------------------
  1,000  Pennine Funding                      09/16/02     1.850         999,229
--------------------------------------------------------------------------------
  2,067  Quincy Capital Corp.                 09/16/02     1.770       2,065,475
--------------------------------------------------------------------------------
                                                                       6,815,367
--------------------------------------------------------------------------------
BANKING-DOMESTIC--7.83%
  2,000  Canadian Imperial Holdings, Inc.     09/20/02     1.740       1,998,163
--------------------------------------------------------------------------------
  2,000  CBA (Delaware) Finance, Inc.         09/13/02     1.700       1,998,867
--------------------------------------------------------------------------------
  1,632  Deutsche Bank Financial LLC          09/23/02     1.740       1,630,265
--------------------------------------------------------------------------------
                                                                       5,627,295
--------------------------------------------------------------------------------
FINANCE-NONCAPTIVE DIVERSIFIED--3.68%

  2,650  CIT Group, Inc.                      09/09/02 to  1.750 to
                                              09/27/02     1.800       2,648,377
--------------------------------------------------------------------------------
Total Commercial Paper (cost--$19,444,864)                            19,444,864
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.78%
--------------------------------------------------------------------------------
  3,436  Repurchase Agreement dated 08/30/02
         with State Street Bank & Trust Co.,
         collateralized by $2,757,422
         U.S. Treasury Bonds, 7.250%,
         due 05/15/16; (value--$3,505,372);
         proceeds: $3,436,680
         (cost--$3,436,000)                  09/03/02     1.780       3,436,000
--------------------------------------------------------------------------------


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4                                                 UBS Global Asset Management

UBS MoneyMarket Fund

Statement of Net Assets-- August 31, 2002 (unaudited) (concluded)


 NUMBER OF
  SHARES                                     MATURITY   INTEREST
   (000)                                       DATES      RATES       VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.39%
--------------------------------------------------------------------------------
  2,001  AIM Liquid Assets Portfolio          09/03/02     1.810%*   $2,000,618
--------------------------------------------------------------------------------
  1,092  AIM Prime Money Market Portfolio     09/03/02     1.670*     1,092,007
--------------------------------------------------------------------------------
  1,499  BlackRock Provident
         Institutional TempFund               09/03/02     1.672*     1,498,762
--------------------------------------------------------------------------------
Total Money Market Funds (cost--$4,591,387)                           4,591,387
--------------------------------------------------------------------------------
Total Investments (cost--$72,270,497 which
  approximates cost for federal income
  tax purposes)--100.53%                                             72,270,497
--------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.53)%                         (377,839)
--------------------------------------------------------------------------------
Net Assets (applicable to 26,003,000, 33,136,570
  and 12,750,733 shares of Class A, Class B and
  Class C, respectively, each equivalent to
  $1.00 per share)--100.00%                                         $71,892,658
--------------------------------------------------------------------------------

@ Interest rates shown are the discount rates at date of purchase.
* Interest rates shown reflect yield at August 31, 2002.

                       Weighted average maturity--32 days


                 See accompanying notes to financial statements

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UBS Global Asset Management                                                    5

UBS MoneyMarket Fund

Statement of Operations

                                                                   For the Six
                                                                  Months Ended
                                                                 August 31, 2002
                                                                   (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                               $568,444
-------------------------------------------------------------------------------
EXPENSES:

   Investment advisory and administration fees                          156,751
--------------------------------------------------------------------------------
   Service fees--Class A                                                 31,865
--------------------------------------------------------------------------------
   Service and distribution fees--Class B                                96,335
--------------------------------------------------------------------------------
   Service and distribution fees--Class C                                43,195
--------------------------------------------------------------------------------
   Professional fees                                                     56,948
--------------------------------------------------------------------------------
   Reports and notices to shareholders                                   38,991
--------------------------------------------------------------------------------
   State registration fees                                               29,918
--------------------------------------------------------------------------------
   Transfer agency and related services fees                             29,554
--------------------------------------------------------------------------------
   Insurance expense                                                     10,243
--------------------------------------------------------------------------------
   Custody and accounting                                                 3,635
--------------------------------------------------------------------------------
   Directors' fees                                                        2,721
--------------------------------------------------------------------------------
   Other expenses                                                         7,362
--------------------------------------------------------------------------------
                                                                        507,518
--------------------------------------------------------------------------------
Less: Fee waiver from investment advisor                                (60,690)
--------------------------------------------------------------------------------
Net expenses                                                            446,828
--------------------------------------------------------------------------------
Net investment income                                                  $121,616
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

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6                                                    UBS Global Asset Management

UBS MoneyMarket Fund

Statement of Changes in Net Assets

                                                 For the Six
                                                Months Ended        For the
                                               August 31, 2002    Year Ended
                                                 (unaudited)   February 28, 2002
--------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                            $   121,616     $ 1,591,117
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Class A                       (92,775)       (830,105)
--------------------------------------------------------------------------------
Net investment income--Class B                       (22,322)       (502,612)
--------------------------------------------------------------------------------
Net investment income--Class C                        (6,519)       (258,400)
--------------------------------------------------------------------------------
                                                    (121,616)     (1,591,117)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital share transactions                  8,008,986     (12,162,006)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets              8,008,986     (12,162,006)
--------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                               63,883,672      76,045,678
--------------------------------------------------------------------------------
End of period                                    $71,892,658     $63,883,672
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS MoneyMarket Fund

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG ("UBS"), an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circum-

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Money Market Fund

Notes to Financial Statements (unaudited)


stances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At August 31, 2002, the Fund owed UBS Global AM $31,319 for investment advisory and administration fees.

For the six months ended August 31, 2002, UBS Global AM voluntarily waived $60,690 of its investment advisory and administration fees.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B

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UBS Global Asset Management                                                    9

UBS MoneyMarket Fund

Notes to Financial Statements (unaudited)


and Class C shares. At August 31, 2002, the Fund owed UBS Global AM $35,568 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the six months ended August 31, 2002, it earned $138,046 in sales charges.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber Inc. ("UBS PaineWebberSM*"), an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended August 31, 2002, UBS PaineWebber received approximately 55% of the total transfer agency and related services fees collected by PFPC.

OTHER LIABILITIES

At August 31, 2002, the amounts payable for Fund shares repurchased, dividends payable and other accrued expenses aggregated $234,314, $1,947 and $260,051, respectively.

MONEY MARKET FUND INSURANCE BONDS

At August 31, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the six months ended August 31, 2002, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated invest-

----------
* UBS PaineWebber is a service mark of UBS AG.


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10                                                   UBS Global Asset Management

UBS Money Market Fund

Notes to Financial Statements (unaudited)


ment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At August 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. The tax character of distributions paid to shareholders during the six months ended August 31, 2002 and the fiscal year ended February 28, 2002 was ordinary income.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                   CLASS A                      CLASS B
--------------------------------------------------------------------------------
                          FOR THE SIX      FOR THE     FOR THE SIX     FOR THE
                         MONTHS ENDED    YEAR ENDED   MONTHS ENDED   YEAR ENDED
                          AUGUST 31,    FEBRUARY 28,   AUGUST 31,   FEBRUARY 28,
                             2002           2002          2002          2002
--------------------------------------------------------------------------------
Shares sold                9,555,001    422,711,639    22,012,726    39,999,987
--------------------------------------------------------------------------------
Shares repurchased       (11,799,378)  (437,411,895)  (11,916,106)  (37,886,281)
--------------------------------------------------------------------------------
Shares converted from
  Class B to Class A       1,493,472      2,294,609    (1,493,472)   (2,294,609)
--------------------------------------------------------------------------------
Dividends reinvested          86,306        548,654        20,253       457,444
--------------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding     (664,599)   (11,856,993)    8,623,401       276,541
--------------------------------------------------------------------------------

                                  CLASS C
                         ---------------------------
                           FOR THE     SIX FOR THE
                         MONTHS ENDED   YEAR ENDED
                          AUGUST 31,   FEBRUARY 28,
                             2002          2002
----------------------------------------------------
Shares sold               8,407,163     83,213,266
----------------------------------------------------
Shares repurchased       (8,362,937)   (84,017,148)
----------------------------------------------------
Dividends reinvested          5,958        222,328
----------------------------------------------------
Net increase (decrease)
  in shares outstanding      50,184       (581,554)
----------------------------------------------------


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UBS Global Asset Management                                                   11

UBS MoneyMarket Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                              CLASS A
                     -----------------------------------------------------------
                       FOR THE SIX
                       MONTHS ENDED     FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                     AUGUST 31, 2002 -------------------------------------------
                        (UNAUDITED)   2002     2001     2000     1999     1998
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $  1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Net investment income       0.004     0.023    0.053    0.042    0.042    0.042
--------------------------------------------------------------------------------
Dividends from net
  investment income        (0.004)   (0.023)  (0.053)  (0.042)  (0.042)  (0.042)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD           $  1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)   0.37%     2.36%    5.45%    4.32%    4.32%    4.33%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of period (000's)   $26,011   $26,676  $38,533  $24,236  $60,267  $12,983
--------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waiver from advisor        1.09%*    1.05%    1.07%    1.04%    1.17%    1.41%
--------------------------------------------------------------------------------
Expenses to average
  net assets, before
  fee waiver from advisor    1.29%*    1.06%    1.07%    1.04%    1.17%    1.41%
--------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waiver
  from advisor               0.73%*    2.37%    5.35%    4.31%    4.29%    4.29%
--------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, before fee
  waiver from advisor        0.53%*    2.36%    5.35%    4.31%    4.29%    4.29%
--------------------------------------------------------------------------------

*  Annualized.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Money Market Fund

Financial Highlights


                               CLASS B
------------------------------------------------------------------
  FOR THE SIX
  MONTHS ENDED        FOR THE YEARS ENDED FEBRUARY 28 OR 29,
AUGUST 31, 2002 --------------------------------------------------

 (UNAUDITED)     2002       2001       2000       1999       1998
------------------------------------------------------------------

   $  1.00     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------
     0.001       0.018      0.048      0.037      0.037      0.037
------------------------------------------------------------------

    (0.001)     (0.018)    (0.048)    (0.037)    (0.037)    (0.037)
------------------------------------------------------------------

   $  1.00     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------
      0.09%       1.84%      4.94%      3.80%      3.79%      3.81%
------------------------------------------------------------------


   $33,131     $24,508    $24,231    $57,003    $18,782    $14,715
------------------------------------------------------------------


      1.64%*      1.56%      1.55%      1.50%      1.73%      1.90%
------------------------------------------------------------------


      1.82%*      1.58%      1.55%      1.50%      1.73%      1.90%
------------------------------------------------------------------


      0.17%*      1.82%      4.84%      3.91%      3.75%      3.78%
------------------------------------------------------------------


     (0.01)%*     1.80%      4.84%      3.91%      3.75%      3.78%
------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Global Asset Management                                                   13

UBS MoneyMarket Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                              CLASS C
                      ----------------------------------------------------------
                       FOR THE SIX
                       MONTHS ENDED     FOR THE YEARS ENDED FEBRUARY 28 OR 29,
                      AUGUST 31, 2002 ------------------------------------------
                        (UNAUDITED)   2002     2001     2000     1999     1998
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD     $  1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
Net investment income       0.001     0.018    0.048    0.037    0.037    0.037
--------------------------------------------------------------------------------
Dividends from net
  investment income        (0.001)   (0.018)  (0.048)  (0.037)  (0.037)  (0.037)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD           $  1.00   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)   0.06%     1.85%    4.95%    3.81%    3.81%    3.78%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)   $12,751   $12,700  $13,282  $13,418  $12,962  $ 5,308
--------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waiver from advisor        1.70%*    1.55%    1.55%    1.53%    1.70%    1.95%
--------------------------------------------------------------------------------
Expenses to average
  net assets, before
  fee waiver from advisor    1.89%*    1.57%    1.55%    1.53%    1.70%    1.95%
--------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waiver
  from advisor               0.11%*    1.86%    4.88%    3.79%    3.80%    3.76%
--------------------------------------------------------------------------------
Net investment income
  (loss) to average net
  assets, before fee
  waiver from advisor       (0.08)%*   1.84%    4.88%    3.79%    3.80%    3.76%
--------------------------------------------------------------------------------

*  Annualized.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results for each class would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.


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14                                                   UBS Global Asset Management

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UBS Global Asset Management
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                                                     UBS Global Asset Management

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
                                        Morton L. Janklow
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
David J. Beaubien                       William D. White
Richard R. Burt
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Susan P. Ryan
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Michael H. Markowitz
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

(C) 2002 UBSGLOBAL ASSET MANAGEMENT (US) INC.
    ALL RIGHTS RESERVED.


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